Annual Total Returns - Franklin Strategic Mortgage Portfolio [BarChart] - Franklin Strategic Mortgage Portfolio-21 - Franklin Strategic Mortgage Portfolio - Class A	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	6.61%
Annual Return 2012	5.81%
Annual Return 2013	0.41%
Annual Return 2014	6.44%
Annual Return 2015	0.84%
Annual Return 2016	1.53%
Annual Return 2017	2.66%
Annual Return 2018	none
Annual Return 2019	5.45%
Annual Return 2020	3.34%